Segments (Operating Profit Reconciliation) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	$ 19,986		$ 20,244	[1]	$ 22,540	[1]
Total reportable segments
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	22,262		23,687	[1]	24,653	[1]
Pre-tax reconciliations items
Pre-tax Income from continuing operations
Amortization of acquired intangible assets	(791)		(758)	[1]	(703)	[1]
Acquisition-related charges	(12)		(46)	[1]	(36)	[1]
Non-operating retirement-related (costs)/income	(353)		(1,062)	[1]	(538)	[1]
Elimination of internal transactions
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	(1,914)		(1,480)	[1]	(1,197)	[1]
Unallocated corporate amounts
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	$ 795	[2]	$ (98)	[1],[2]	$ 361	[1],[2]

[1]	Reclassifed to reflect discontinued operation presentation.
[2]	The 2014, 2013 and 2012 amounts include the gain related to the Retail Store Solutions divestiture. The 2014 amount also includes the net gain related to the industry standard server divestiture.